Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
LOSS FOR THE YEAR	$ (203.5)	$ (43.5)	$ (728.3)
ITEMS THAT WILL NOT BE RECLASSIFIED THROUGH PROFIT OR LOSS
Remeasurement of post-employment benefit	7.2	(9.5)
Listing expenses	135.7
ITEMS THAT MAY BE SUBSEQUENTLY RECLASSIFIED THROUGH PROFIT OR LOSS
Financial instruments - Cash flow hedge	4.2	(8.9)	9.0
Other comprehensive income			3.5
Translation adjustments	(30.6)	(67.8)	62.1
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX EFFECTS	116.5	(86.2)	74.6
TOTAL OF COMPREHENSIVE LOSS	(87.0)	(129.7)	(653.7)
Attributable to:
Owners of Embraer	(207.4)	(124.2)	(669.4)
Non-controlling interests	120.4	(5.5)	15.7
TOTAL OF COMPREHENSIVE INCOME	$ (87.0)	$ (129.7)	$ (653.7)